UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Dividend Income Fund

February 28, 2010

	Number of
	Shares	Value
Common Stock – 41.83%
Consumer Discretionary – 2.85%
*†Autoliv	6,400	$285,504
Bayerische Motoren Werke	6,236	252,879
Comcast Class A	238,500	3,920,939
†DIRECTV Class A	6,350	214,948
Don Quijote	9,400	238,095
Esprit Holdings	38,800	276,679
ITOCHU	31,689	255,424
Lowe's	164,400	3,897,923
PPR	1,572	180,431
Publicis Groupe	5,849	230,734
Round One	16,200	104,316
Techtronic Industries	281,000	215,040
Toyota Motor	10,300	386,120
Vivendi	11,390	286,931
WPP	15,478	142,686
Yue Yuen Industrial Holdings	68,500	204,300
		11,092,949
Consumer Staples – 6.20%
Archer-Daniels-Midland	126,800	3,722,848
Chaoda Modern Agriculture Holdings	248,000	268,384
*Coca-Cola Amatil	25,019	251,505
CVS Caremark	111,500	3,763,125
*@Greggs	30,232	190,547
Heinz (H.J.)	84,000	3,855,600
Kimberly-Clark	63,100	3,832,694
Kraft Foods Class A	129,000	3,667,470
Metro	4,475	229,455
Parmalat	102,429	258,452
Safeway	164,200	4,091,864
		24,131,944
Diversified REITs – 0.56%
*Digital Realty Trust	13,000	670,541
Investors Real Estate Trust	29,900	267,306
Lexington Realty Trust	52,800	314,160
Stockland	73,900	268,815
Vornado Realty Trust	9,906	651,022
		2,171,844
Energy – 4.40%
Chevron	51,200	3,701,760
CNOOC	181,000	285,421
ConocoPhillips	74,900	3,595,200
Exxon Mobil	25,000	1,625,000
Marathon Oil	125,900	3,644,805
National Oilwell Varco	84,800	3,686,256
Petroleo Brasiliero ADR	6,800	261,120
Total	2,127	118,692
†Transocean	2,700	215,514
		17,133,768
Financials – 4.11%
Allstate	122,500	3,828,125
*AXA	9,671	194,704
Banco Santander	25,527	331,924
Bank of New York Mellon	134,800	3,844,496
CVB Financial	100,000	930,000
Fifth Street Finance	49,005	555,227
Mitsubishi UFJ Financial Group	53,100	268,399
*Nordea Bank	24,740	241,510
*Solar Capital	28,700	530,950

Standard Chartered	10,697	254,971
Susquehanna Bancshares	120,000	1,002,000
Travelers	72,400	3,807,516
UniCredit	71,416	180,588
		15,970,410
Health Care – 6.04%
†Alliance HealthCare Services	29,989	149,645
Astellas Pharma	7,200	271,125
AstraZeneca	2,420	106,434
Bristol-Myers Squibb	154,400	3,784,343
Cardinal Health	111,400	3,784,258
Johnson & Johnson	58,800	3,704,400
Merck	99,300	3,662,184
*Novartis	5,429	301,934
Novo-Nordisk Class B	2,043	144,288
Pfizer	210,938	3,701,962
Quest Diagnostics	65,900	3,739,825
Sanofi-Aventis	1,744	127,575
		23,477,973
Health Care REITs – 0.79%
Cogdell Spencer	48,000	324,000
*HCP	40,700	1,171,346
*Health Care REIT	12,100	512,556
Ventas	24,100	1,064,979
		3,072,881
Hotel REITs – 0.13%
†Chesapeake Lodging Trust	8,300	165,834
Host Hotels & Resorts	28,751	336,674
		502,508
Industrial REITs – 0.03%
*DCT Industrial Trust	24,800	122,016
		122,016
Industrials – 2.57%
*Asahi Glass	27,000	269,605
Cie de Saint-Gobain	4,823	226,709
†*Delta Air Lines	46	594
Deutsche Post	13,533	219,660
Finmeccanica	15,733	203,417
†Flextronics International	19,100	132,936
Koninklijke Philips Electronics	8,772	256,456
†Mobile Mini	7,124	96,815
Northrop Grumman	62,800	3,847,129
†∏=PT Holdings	1,110	11
Singapore Airlines	26,000	275,222
Teleperformance	9,158	291,934
Tomkins	82,576	242,664
Vallourec	1,034	197,612
*Waste Management	113,600	3,751,073
		10,011,837
Information Technology – 4.12%
†CGI Group Class A	42,239	594,124
Intel	182,800	3,752,884
International Business Machines	29,800	3,789,368
†Motorola	514,800	3,480,048
Nokia	20,816	280,475
†Sohu.com	3,300	168,993
Xerox	421,900	3,953,203
		16,019,095
Mall REITs – 0.75%
*Macerich	8,097	288,577
Simon Property Group	33,563	2,627,647
		2,916,224
Manufactured Housing REITs – 0.18%
Equity Lifestyle Properties	14,200	706,308
		706,308
Materials – 1.20%
*Agrium	5,100	330,225
ArcelorMittal	3,573	136,084
duPont (E.I.) deNemours	114,200	3,850,824
†Golden Minerals	42	391

Lafarge	3,063	198,659
*Vale ADR	4,800	133,728
		4,649,911
Mortgage REITs – 0.45%
Annaly Mortgage Management	8,100	148,878
Chimera Investment	35,500	142,000
Cypress Sharpridge Investments	25,400	336,042
Starwood Property Trust	60,800	1,137,568
		1,764,488
Multifamily REITs – 0.69%
American Campus Communities	35,900	992,276
*AvalonBay Communities	3,365	273,978
Camden Property Trust	10,300	412,515
Equity Residential	27,500	992,200
		2,670,969
Office REITs – 0.61%
*Alexandria Real Estate Equities	10,800	665,496
Boston Properties	12,900	876,297
*Government Properties Income Trust	12,000	282,600
Mack-Cali Realty	12,500	419,250
SL Green Realty	2,500	127,650
		2,371,293
Self-Storage REITs – 0.45%
Public Storage	21,500	1,767,085
		1,767,085
Shopping Center REITs – 0.60%
Cedar Shopping Centers	17,400	114,666
*Federal Realty Investment Trust	4,000	275,840
Inland Real Estate	36,600	307,440
*Kimco Realty	43,800	608,382
Ramco-Gershenson Properties Trust	40,600	406,812
*Regency Centers	11,200	388,304
Urstadt Biddle Properties Class A	15,400	242,858
		2,344,302
Single Tenant REITs – 0.18%
*National Retail Properties	33,000	700,260
		700,260
Specialty REITs – 0.28%
Entertainment Properties Trust	20,343	777,509
*Plum Creek Timber	8,900	317,997
		1,095,506
Telecommunications – 2.30%
AT&T	147,600	3,661,956
=†Century Communications	1,625,000	0
Chunghwa Telecom ADR	11,182	208,876
*Frontier Communications	86,800	676,172
†GeoEye	2,450	58,359
Telstra	40,807	108,586
*TELUS	8,419	276,286
Verizon Communications	128,100	3,705,933
Vodafone Group	109,015	235,241
		8,931,409
Utilities – 2.34%
American Water Works	50,000	1,113,000
Edison International	112,100	3,657,823
†Mirant	448	5,636
National Grid	25,244	251,194
NorthWestern	12,400	310,620
Progress Energy	98,800	3,783,052
		9,121,325
Total Common Stock (cost $182,932,386)		162,746,305

Convertible Preferred Stock – 2.78%
Banking, Finance & Insurance – 0.56%
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	37,800	2,114,438
@Fannie Mae 8.75% exercise price $32.45, expiration date 5/13/11	25,000	38,250
		2,152,688
Cable, Media & Publishing – 0.29%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49	1,500	1,123,500
		1,123,500

Energy – 0.72%
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28	39,900	1,472,310
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49	7,300	1,335,900
		2,808,210
Health Care & Pharmaceuticals – 0.63%
*Merck 6.00% exercise price $52.85, expiration date 8/13/10	184	46,368
Mylan 6.50% exercise price $17.08, expiration date 11/15/10	1,875	2,416,875
		2,463,243
Telecommunications – 0.58%
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17	3,000	2,258,250
		2,258,250
Total Convertible Preferred Stock (cost $12,718,258)		10,805,891
	Principal
	Amount
Commercial Mortgage-Backed Security – 0.07%
•Morgan Stanley Capital I Series 2007-T27 A4 5.649% 6/11/42	$250,000	253,966
Total Commercial Mortgage-Backed Security (cost $210,820)		253,966

Convertible Bonds – 21.63%
Aerospace & Defense – 0.95%
#AAR 144A 1.75% exercise price $29.43, expiration date 1/1/26	1,150,000	1,141,375
L-3 Communications Holdings
3.00% exercise price $100.14, expiration date 8/1/35	930,000	975,338
*#144A 3.00% exercise price $100.14, expiration date 8/1/35	1,500,000	1,573,125
		3,689,838
Banking, Finance & Insurance – 0.38%
*Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	1,480,000	1,476,300
		1,476,300
Basic Materials – 1.45%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	85,000	75,969
Rayonier TRS Holdings 3.75% exercise price $54.81 expiration date 10/15/12	1,810,000	1,916,338
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	2,970,000	3,634,537
		5,626,844
Building & Materials – 0.76%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	2,910,000	2,284,350
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	715,000	693,550
		2,977,900
Computers & Technology – 4.15%
Advanced Micro Devices
6.00% exercise price $28.08, expiration date 5/1/15	1,930,000	1,792,488
#144A 6.00% exercise price $28.08, expiration date 5/1/15	3,385,000	3,143,819
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	4,055,000	3,735,668
*Hutchinson Technology 3.25% exercise price $36.43, expiration date 1/15/26	1,540,000	1,278,200
*#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39	625,000	705,469
Linear Technology 3.00% exercise price $46.12, expiration date 5/1/27	1,100,000	1,065,625
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13	3,870,000	3,221,774
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	1,340,000	1,192,600
		16,135,643
Electronics & Electrical Equipment – 0.69%
Fisher Scientific 3.25% exercise price $40.20, expiration date 3/1/24	1,500,000	1,955,625
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	739,000	734,381
		2,690,006
Energy – 1.06%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	1,950,000	1,457,625
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41	2,580,000	2,657,400
		4,115,025
Health Care & Pharmaceuticals – 3.85%
Allergan
*1.50% exercise price $63.33, expiration date 4/1/26	600,000	660,750
#144A 1.50% exercise price $63.33, expiration date 4/1/26	1,935,000	2,130,919
Amgen
*0.375% exercise price $79.48, expiration date 2/1/13	1,850,000	1,859,250
#144A 0.375% exercise price $79.48, expiration date 2/1/13	775,000	778,875
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	3,620,000	3,113,199
Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16	1,680,000	1,866,900
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/14/14	850,000	783,063
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13	3,630,000	3,784,274
		14,977,230

Leisure, Lodging & Entertainment – 0.97%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date10/1/14	1,985,000	2,111,544
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	1,410,000	1,656,750
		3,768,294
Real Estate – 1.63%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	1,595,000	1,559,113
*#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	1,185,000	1,554,572
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	1,510,000	1,486,746
@MeriStar Hospitality 9.50% exercise price $10.18, expiration date 4/1/10	1,685,000	1,729,652
		6,330,083
Retail – 0.40%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	1,755,000	1,575,113
		1,575,113
Telecommunications – 4.49%
Alaska Communication System Group 5.75% exercise price $12.90, expiration date 3/1/13	2,312,000	2,118,370
Alcatel-Lucent 2.875% exercise price $16.75, expiration date 6/15/23	185,000	185,000
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	2,015,000	1,748,013
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	2,250,000	2,154,375
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	2,755,000	2,562,150
Qwest Communications International 3.50% exercise price $4.92, expiration date 11/15/25	3,570,000	3,793,125
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14	1,460,000	1,954,575
Virgin Media 6.50% exercise price $19.22, expiration date 11/15/16	2,511,000	2,956,702
		17,472,310
Transportation – 0.56%
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38	2,500,000	2,184,375
		2,184,375
Utilities – 0.29%
Dominion Resources 2.125% exercise price $35.44, expiration date 12/15/23	1,000,000	1,113,750
		1,113,750
Total Convertible Bonds (cost $79,918,938)		84,132,711

Corporate Bonds – 25.21%
Basic Industry – 2.57%
#Algoma Acqusition 144A 9.875% 6/15/15	646,000	570,095
#Appleton Papers 144A 10.50% 6/15/15	495,000	460,350
California Steel Industries 6.125% 3/15/14	54,000	51,840
Century Aluminum 8.00% 5/15/14	464,050	459,410
#Evraz Group 144A 9.50% 4/24/18	285,000	297,113
#FMG Finance 144A 10.625% 9/1/16	795,000	890,399
Freeport-McMoRan Copper & Gold 8.375% 4/1/17	487,000	529,105
*Hexion US Finance 9.75% 11/15/14	890,000	845,500
#MacDermid 144A 9.50% 4/15/17	1,169,000	1,174,844
*#Momentive Performance Material 144A 12.50% 6/15/14	273,000	301,665
NewPage
*11.375% 12/31/14	214,136	211,200
#144A 11.375% 12/31/14	678,944	671,040
•Noranda Aluminium Acquisition PIK 5.274% 5/15/15	363,629	286,358
#@Norske Skogindustrier 144A 7.125% 10/15/33	175,000	93,625
Novelis
7.25% 2/15/15	273,000	254,573
#144A 11.50% 2/15/15	286,000	305,305
#PE Paper Escrow 144A 12.00% 8/1/14	290,000	315,190
@=Port Townsend 7.32% 8/27/12	325,364	235,889
Ryerson
•7.624% 11/1/14	339,000	304,253
12.00% 11/1/15	547,000	564,778
#Severstal 144A 9.75% 7/29/13	350,000	377,580
Steel Dynamics 7.75% 4/15/16	472,000	472,000
#Teck Resources 144A 10.75% 5/15/19	276,000	340,860
		10,012,972
Brokerage – 0.22%
E Trade Financial PIK 12.50% 11/30/17	735,000	854,438
		854,438
Capital Goods – 2.09%
AMH Holdings 11.25% 3/1/14	442,000	439,790
*#Associated Materials 144A 9.875% 11/15/16	64,000	68,160
#BWAY 144A 10.00% 4/15/14	531,000	549,585
#•C5 Capital SPV 144A 6.196% 12/31/49	245,000	169,555
#•C8 Capital SPV 144A 6.64% 12/31/49	600,000	421,045
#DAE Aviation Holdings 144A 11.25% 8/1/15	410,000	376,175
*Graham Packaging Capital I 9.875% 10/15/14	511,000	523,775

#Graphic Packaging International 144A 9.50% 6/15/17	448,000	472,640
Intertape Polymer 8.50% 8/1/14	396,000	334,620
Manitowoc 9.50% 2/15/18	585,000	586,463
#Plastipak Holdings 144A
8.50% 12/15/15	246,000	247,230
10.625% 8/15/19	276,000	305,670
#Ply Gem Industries 144A 13.125% 7/15/14	595,000	600,950
Pregis 12.375% 10/15/13	846,000	843,884
*RBS Global/Rexnord 11.75% 8/1/16	696,000	727,320
Solo Cup 8.50% 2/15/14	297,000	283,635
Thermadyne Holdings 11.50% 2/1/14	523,000	513,848
#Trimas 144A 9.75% 12/15/17	455,000	459,550
USG
6.30% 11/15/16	97,000	85,845
#144A 9.75% 8/1/14	109,000	114,995
		7,665,185
Consumer Cyclical – 2.93%
#*Allison Transmission 144A 11.00% 11/1/15	582,000	606,735
American Axle & Manufacturing 7.875% 3/1/17	656,000	574,000
#American Axle & Manufacturing Holdings 144A 9.25% 1/15/17	196,000	203,840
ArvinMeritor
*8.125% 9/15/15	612,000	559,980
10.625% 3/15/18	310,000	303,874
*Beazer Homes USA 8.125% 6/15/16	350,000	297,500
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	900,000	926,999
*Ford Motor 7.45% 7/16/31	705,000	623,043
Ford Motor Credit 12.00% 5/15/15	500,000	571,725
‡General Motors 7.20% 1/15/11	1,015,000	312,113
GMAC 8.00% 12/31/18	615,000	575,025
Interface
9.50% 2/1/14	72,000	73,980
#144A 11.375% 11/1/13	204,000	230,520
K Hovnanian Enterprises
6.25% 1/15/15	155,000	117,025
7.50% 5/15/16	291,000	209,520
#144A 10.625% 10/15/16	282,000	296,100
#Landry's Restaurants 144A 11.625% 12/1/15	555,000	582,750
M/I Homes 6.875% 4/1/12	281,000	273,975
Meritage Homes
6.25% 3/15/15	88,000	83,380
7.00% 5/1/14	393,000	383,175
Navistar International 8.25% 11/1/21	272,000	277,440
#Norcraft Finance 144A 10.50% 12/15/15	409,000	425,360
Norcraft Holdings 9.75% 9/1/12	282,000	266,490
*OSI Restaurant Partners 10.00% 6/15/15	317,000	301,150
Quiksilver 6.875% 4/15/15	680,000	583,100
Rite Aid 9.375% 12/15/15	648,000	544,320
*Sally Holdings 10.50% 11/15/16	317,000	343,153
#Standard Pacific Escrow 144A 10.75% 9/15/16	314,000	328,915
*Tenneco 8.625% 11/15/14	269,000	265,638
#Toys R Us Property 144A 10.75% 7/15/17	246,000	271,215
		11,412,040
Consumer Non-Cyclical – 1.92%
Accellent 10.50% 12/1/13	409,000	410,023
#Alliance One International 144A 10.00% 7/15/16	554,000	578,930
Bausch & Lomb 9.875% 11/1/15	209,000	215,270
Biomet 11.625% 10/15/17	508,000	563,880
#Cott Beverages 144A 8.375% 11/15/17	355,000	362,100
DJO Finance
10.875% 11/15/14	528,000	567,600
#144A 10.875% 11/15/14	45,000	48,375
Inverness Medical Innovations 9.00% 5/15/16	342,000	344,565
#JBS USA 144A 11.625% 5/1/14	268,000	304,180
#JohnsonDiversey Holdings 144A 10.50% 5/15/20	803,000	839,134
Life Technologies 6.00% 3/1/20	3,000	3,099
#Novasep Holding 144A 9.75% 12/15/16	610,000	567,300
#ServiceMaster 144A 10.75% 7/15/15	286,000	294,580
Smithfield Foods 7.75% 5/15/13	585,000	573,300
#TOPS Markets 144A 10.125% 10/15/15	317,000	328,888
Universal Hospital Services PIK 8.50% 6/1/15	302,000	294,450

#Viskase 144A 9.875% 1/15/18	555,000	564,713
*Yankee Acquisition 9.75% 2/15/17	609,000	610,522
		7,470,909
Energy – 3.05%
#Antero Resources Finance 144A 9.375% 12/1/17	441,000	452,025
#Aquilex Holdings 144A 11.125% 12/15/16	414,000	434,700
Complete Production Service 8.00% 12/15/16	318,000	310,845
Copano Energy Finance 7.75% 6/1/18	167,000	164,078
#Crosstex Energy/Finance 144A 8.875% 2/15/18	455,000	464,100
*Denbury Resources 9.75% 3/1/16	256,000	277,120
#Drummond 144A 9.00% 10/15/14	550,000	552,750
*Dynergy Holdings 7.75% 6/1/19	669,000	528,510
Enterprise Products Operating
6.65% 4/15/18	5,000	5,557
•8.375% 8/1/66	303,000	306,784
#Gibson Energy/GEP Midstream Finance 144A 10.00% 1/15/18	335,000	328,300
#Headwaters 144A 11.375% 11/1/14	282,000	286,230
#Helix Energy Solutions Group 144A 9.50% 1/15/16	276,000	280,140
#Hercules Offshore 144A 10.50% 10/15/17	500,000	500,000
#Hilcorp Energy I 144A 7.75% 11/1/15	293,000	286,408
#Holly 144A 9.875% 6/15/17	488,000	502,640
International Coal Group 10.25% 7/15/14	685,000	702,124
KCS Energy 7.125% 4/1/12	388,000	389,940
*Key Energy Services 8.375% 12/1/14	552,000	549,240
Mariner Energy 8.00% 5/15/17	496,000	476,160
#Murray Energy 144A 10.25% 10/15/15	441,000	443,756
#NFR Energy 144A 9.75% 2/15/17	575,000	564,938
OPTI Canada
7.875% 12/15/14	653,000	577,905
8.25% 12/15/14	360,000	322,200
Petroleum Development 12.00% 2/15/18	539,000	568,645
Quicksilver Resources 7.125% 4/1/16	826,000	772,309
#SandRidge Energy 144A
8.75% 1/15/20	341,000	335,885
9.875% 5/15/16	460,000	477,250
#Woodside Finance 144A 4.50% 11/10/14	5,000	5,173
		11,865,712
Financials – 2.64%
•American International Group 8.175% 5/15/58	500,000	341,250
•BAC Capital Trust XIV 5.63% 12/31/49	900,000	636,750
Capital One Capital V 10.25% 8/15/39	757,000	860,807
#Cemex Finance 144A 9.50% 12/14/16	620,000	635,500
•Citigroup Capital XXI 8.30% 12/21/57	324,000	302,130
City National Capital Trust I 9.625% 2/1/40	559,000	610,884
•Genworth Financial 6.15% 11/15/66	405,000	283,500
#•HBOS Capital Funding 144A 6.071% 6/29/49	550,000	407,000
International Lease Finance
5.25% 1/10/13	285,000	247,486
5.35% 3/1/12	55,000	50,853
5.625% 9/20/13	455,000	388,417
6.375% 3/25/13	123,000	108,405
6.625% 11/15/13	474,000	417,984
#•MetLife Capital Trust X 144A 9.25% 4/8/38	1,000,000	1,120,000
Nuveen Investments 10.50% 11/15/15	1,359,000	1,236,689
*@Popular North America Capital Trust I 6.564% 9/15/34	125,000	82,603
#•Rabobank Nederland 144A 11.00% 12/29/49	720,000	914,895
•USB Capital IX 6.189% 4/15/49	446,000	372,410
•∏@XL Capital 6.50% 12/31/49	370,000	293,706
Zions Bancorporation
5.50% 11/16/15	209,000	179,161
5.65% 5/15/14	42,000	36,791
6.00% 9/15/15	518,000	448,186
7.75% 9/23/14	309,000	297,478
		10,272,885
Media – 1.99%
Affinion Group 11.50% 10/15/15	268,000	274,700
#Cablevision Systems 144A 8.625% 9/15/17	332,000	343,620
*CCH II Capital 13.50% 11/30/16	468,000	555,165
#Cengage Learning Acquisitions 144A 10.50% 1/15/15	350,000	320,688
Clear Channel Communications 10.75% 8/1/16	785,000	604,450

*#Columbus International 144A 11.50% 11/20/14	570,000	607,049
#DIRECTV Holdings 144A 4.75% 10/1/14	5,000	5,240
#DISH DBS 144A 7.875% 9/1/19	550,000	569,250
#GXS Worldwide 144A 9.75% 6/15/15	559,000	533,845
#MDC Partners 144A 11.00% 11/1/16	291,000	312,825
Nielsen Finance
10.00% 8/1/14	302,000	314,835
11.625% 2/1/14	184,000	205,850
Ω12.50% 8/1/16	242,000	220,220
#Sinclair Television Group 144A 9.25% 11/1/17	437,000	455,573
#Terremark Worldwide 144A 12.25% 6/15/17	501,000	552,353
*#Umbrella Aquisition PIK 144A 9.75% 3/15/15	345,000	307,050
#Univision Communications 144A 12.00% 7/1/14	405,000	440,438
#UPC Holding 144A 9.875% 4/15/18	280,000	292,600
#XM Satellite Radio 144A 13.00% 8/1/13	760,000	835,999
		7,751,750
Real Estate – 0.07%
*#Felcor Lodging 144A 10.00% 10/1/14	286,000	279,565
		279,565
Services Cyclical – 2.52%
#Ashtead Capital 144A 9.00% 8/15/16	320,000	323,200
Avis Budget Car Rental
7.625% 5/15/14	314,000	294,375
7.75% 5/15/16	323,000	293,123
Delta Air Lines 7.92% 11/18/10	230,000	232,300
*#Equinox Holdings 144A 9.50% 2/1/16	610,000	603,900
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	865,000	901,762
*#General Maritime 144A 12.00% 11/15/17	579,000	602,160
#Harrah's Operating 144A 10.00% 12/15/18	1,088,000	826,879
#Kansas City Southern de Mexico 144A
*8.00% 2/1/18	415,000	411,888
12.50% 4/1/16	140,000	160,650
MGM MIRAGE
7.50% 6/1/16	435,000	346,913
*#144A 11.375% 3/1/18	1,078,000	1,002,539
Mohegan Tribal Gaming Authority
6.875% 2/15/15	136,000	95,200
*7.125% 8/15/14	396,000	295,020
#National Money Mart 144A 10.375% 12/15/16	559,000	585,553
*#NCL 144A 11.75% 11/15/16	286,000	298,155
@‡Northwest Airlines 10.00% 2/1/11	265,000	2,014
PHH 7.125% 3/1/13	259,000	245,079
Pinnacle Entertainment 7.50% 6/15/15	631,000	525,308
#Quintiles Transnational PIK 144A 9.50% 12/30/14	264,000	267,300
RSC Equipment Rental
9.50% 12/1/14	551,000	535,848
*#144A 10.25% 11/15/19	27,000	26,865
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	445,000	356,000
#United Air Lines 144A 12.00% 11/1/13	590,000	575,250
		9,807,281
Services Non-cyclical – 0.60%
Casella Waste Systems 9.75% 2/1/13	568,000	571,550
Cornell 10.75% 7/1/12	176,000	179,960
Psychiatric Solutions
7.75% 7/15/15	351,000	338,715
#144A 7.75% 7/15/15	146,000	137,240
Select Medical 7.625% 2/1/15	564,000	532,980
•US Oncology Holdings PIK 6.643% 3/15/12	588,000	555,660
		2,316,105
Technology & Electronics – 0.59%
*First Data 9.875% 9/24/15	962,000	836,939
*Freescale Semiconductor 8.875% 12/15/14	691,000	616,718
Sanmina-SCI 8.125% 3/1/16	395,000	391,050
SunGard Data Systems 10.25% 8/15/15	437,000	455,573
		2,300,280
Telecommunications – 3.08%
‡=@Allegiance Telecom 11.75% 2/15/11	10,000	0
#Clearwire Communications 144A 12.00% 12/1/15	606,000	595,395
*Cricket Communications 9.375% 11/1/14	571,000	571,000

#Digicel Group 144A
8.25% 9/1/17	385,000	367,675
8.875% 1/15/15	490,000	470,400
#GCI 144A 8.625% 11/15/19	578,000	590,283
#GeoEye 144A 9.625% 10/1/15	318,000	324,360
#Global Crossing 144A 12.00% 9/15/15	369,000	403,133
Intelsat Bermuda 11.25% 2/4/17	1,172,000	1,193,974
Level 3 Financing
9.25% 11/1/14	260,000	247,650
#144A 10.00% 2/1/18	365,000	336,713
*MetroPCS Wireless 9.25% 11/1/14	821,000	823,052
#NII Capital 144A 10.00% 8/15/16	541,000	589,690
#Nordic Telephone Holdings 144A 8.875% 5/1/16	213,000	228,975
*PAETEC Holding 8.875% 6/30/17	263,000	266,288
Qwest 7.25% 9/15/25	355,000	340,800
Qwest Capital Funding 7.75% 2/15/31	327,000	289,395
Sprint Capital
6.875% 11/15/28	155,000	118,188
8.75% 3/15/32	1,146,000	1,017,074
#Telcordia Technologies 144A 10.00% 3/15/13	664,000	629,139
Telecom Italia Capital 5.25% 10/1/15	5,000	5,254
Telesat Canada
11.00% 11/1/15	285,000	312,075
12.50% 11/1/17	456,000	513,000
#ViaSat 144A 8.875% 9/15/16	296,000	302,660
Virgin Media Finance 8.375% 10/15/19	380,000	384,275
West 11.00% 10/15/16	427,000	430,203
#Wind Acquisition Finance 144A
11.75% 7/15/17	200,000	215,000
12.00% 12/1/15	395,000	424,625
		11,990,276
Utilities – 0.94%
AES 7.75% 3/1/14	356,000	358,225
Edison Mission Energy 7.00% 5/15/17	377,000	278,038
Elwood Energy 8.159% 7/5/26	590,275	567,995
Energy Future Holdings 10.875% 11/1/17	275,000	209,688
*Mirant Americas Generation 8.50% 10/1/21	665,000	625,099
NRG Energy 7.375% 2/1/16	286,000	282,783
Orion Power Holdings 12.00% 5/1/10	332,000	335,735
*Public Service Company of Oklahoma 5.15% 12/1/19	5,000	5,108
•Puget Sound Energy 6.974% 6/1/67	402,000	358,242
*Texas Competitive Electric Holdings 10.50% 11/1/15	403,000	303,217
TXU 5.55% 11/15/14	427,000	313,752
		3,637,882
Total Corporate Bonds (cost $92,448,938)		98,096,830

Leveraged Non-Recourse Security – 0.00%
w@#JPMorgan Fixed Income Pass Through Trust Series 2007-B 144A 0.003% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0
Residual Interest Trust Certificate – 0.00%
#w=@Auction Pass Through Trust Series 2007-6 144A	175,000	0
Total Residual Interest Trust Certificate (cost $190,466)		0

«Senior Secured Loans – 0.42%
Alion Science & Technology Term Tranche Loan B 9.50% 2/6/13	270,000	269,748
Chester Downs & Marina Term Tranche Loan 12.375% 7/31/16	309,094	312,957
PQ Term Tranche Loan 6.74% 7/30/15	720,000	657,900
Texas Competitive Electric Holdings Term Tranche Loan B2 3.729% 10/10/14	489,028	395,719
Total Senior Secured Loans (cost $1,537,540)		1,636,324
	Number of
	Shares
Exchange Traded Funds – 0.83%
Energy Select Sector SPDR Fund	10,100	567,014
*ProShares UltraShort Real Estate	8,600	62,952
†SPDR Gold Trust	23,800	2,604,434
Total Exchange Traded Funds (cost $3,389,235)		3,234,400

Limited Partnerships – 0.23%
Blackstone Group	12,000	167,760
Brookfield Infrastructure Partners	45,000	740,250
Total Limited Partnerships (cost $976,511)		908,010

Preferred Stock – 0.39%
Banking, Finance & Insurance – 0.15%
•Bank of America 8.00%	568,000	542,019
†Freddie Mac 6.02%	33,000	29,700
		571,719
Industrials – 0.00%
=†Port Townsend	222	0
		0
Real Estate – 0.24%
*Developers Diversified Realty 7.50%	10,850	235,228
*SL Green Realty 7.625%	13,400	312,220
Vornado Realty Trust 6.625%	17,200	375,820
†W2007 Grace Acquisitions Series B 8.75%	20,900	8,360
		931,628
Total Preferred Stock (cost $2,926,193)		1,503,347

Warrant – 0.00%
†=Port Townsend	222	2
Total Warrant (cost $5,328)		2
	Principal
	Amount
U.S. Treasury Obligation – 0.01%
U.S. Treasury Bond 4.375% 11/15/39	$50,000	48,750
Total U.S. Treasury Obligation (cost $47,935)		48,750

≠Discount Note – 5.46%
Federal Home Loan Bank 0.06% 3/1/10	21,225,132	21,225,132
Total Discount Note (cost $21,225,132)		21,225,132

Total Value of Securities Before Securities Lending Collateral – 98.86%
(cost $399,632,680)		384,591,668
	Number of
	Shares
Securities Lending Collateral** – 7.57%
Investment Companies
Mellon GSL DBT II Collateral Fund	22,367,956	22,367,956
BNY Mellon SL DBT II Liquidating Fund	7,108,419	7,040,889
@†Mellon GSL Reinvestment Trust II	741,807	31,527
Total Securities Lending Collateral (cost $30,218,182)		29,440,372

Total Value of Securities – 106.43%
(cost $429,850,862)		414,032,040	©
Obligation to Return Securities Lending Collateral** – (7.77%)		(30,218,182)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.34%		5,228,787
Net Assets Applicable to 41,712,698 Shares Outstanding – 100.00%		$389,042,645

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $2,697,813 which represented 0.69% of the Fund’s net assets. See Note 5 in “Notes."
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2010, the aggregate amount of the restricted securities was $293,717 or 0.08% of the Fund's net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At February 28, 2010, the aggregate amount of fair valued securities was $235,902, which represented 0.06% of the Fund's net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2010, the aggregate amount of Rule 144A securities was $68,377,349, which represented 17.58% of the Fund’s net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of February 28, 2010.
ΦStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at February 28, 2010.
‡Non income producing security. Security is currently in default.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at February 28, 2010
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $29,829,174 of securities loaned.

AUD – Australian Dollar
CHF – Swiss Franc
DKK – Denmark Kroner
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

Summary of Abbreviations:
ADR – American Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
SPV – Special Purpose Vehicle

1The following foreign currency exchange contracts were outstanding at February 28, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
AUD	(159,614)	USD	141,896	3/1/10	$(1,058)
CHF	(129,373)	USD	119,359	3/1/10	(1,064)
DKK	(320,765)	USD	58,219	3/1/10	(467)
EUR	(1,092,034)	USD	1,477,413	3/1/10	(9,602)
GBP	(371,745)	USD	572,194	3/1/10	5,297
JPY	(64,192,988)	USD	710,965	3/1/10	(11,696)
SEK	(680,841)	USD	93,680	3/1/10	(1,813)
SGD	(147,068)	USD	104,281	3/1/10	(337)
					$(20,740)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V – Delaware Dividend Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. Government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 28, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$432,282,357
Aggregate unrealized appreciation	$21,629,993
Aggregate unrealized depreciation	(39,880,310)
Net unrealized depreciation	$(18,250,317)

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $169,506,375 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,064,444 expires in 2010, $106,372,004 expires in 2016 and $55,069,927 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$253,966	$-	$253,966
Common Stock	162,746,294	-	11	162,746,305
Corporate Debt	1,335,900	191,613,221	1,722,635	194,671,756
Investment Companies	3,234,400	-	-	3,234 400
U.S. Treasury Obligations	48,750	-	-	48,750
Short-Term	-	21,225,132	-	21,225,132
Securities Lending Collateral	22,367,956	7,040,889	31,527	29,440,372
Other	908,010	1,494,987	8,362	2,411,359
Total	$190,641,310	$221,628,195	$1,762,535	$414,032,040
Foreign Currency Exchange Contracts	$-	$(20,740)	$-	$(20,740)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common	Corporate	Lending
	Stock	Debt	Collateral	Other	Total
Balance as of 11/30/09	$11	$235,890	$31,527	$228,204	$495,632
Purchases	-	1,510,000		-	1,510,000
Sales	-	(42)	-	(235,095)	(235,137)
Net realized loss	-	-	-	(58,665)	(58,665)
Net change in unrealized
appreciation/depreciation	-	(23,213)	-	73,918	50,705
Balance as of 2/28/10	$11	$1,722,635	$31,527	$8,362	$1,762,535

Net change in unrealized
appreciation/depreciation from
investments still held as of 2/28/10	$-	$(23,213)	$-	$73,918	$50,705

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings (S&P) Group or Moody’s Investors Service, Inc.(Moody’s) or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2010, the value of securities on loan was $29,829,174, for which the Fund received collateral, comprised of securities collateral valued at $413,020, and cash collateral of $30,218,182. At February 28, 2010, the value of invested collateral was $29,440,372. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by S&P and/or Baa or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2010. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP) and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 26, 2010, the date of issuance of the Fund’s schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Core Fund

February 28, 2010

	Number of
	Shares	Value
Common Stock – 98.35%
Basic Materials – 3.67%
†Kapstone Paper & Packaging	23,200	$212,512
Olin	28,400	497,284
*Rock-Tenn Class A	11,890	497,478
†Rockwood Holdings	20,580	493,714
Schulman (A.)	18,700	440,572
Silgan Holdings	7,130	407,194
		2,548,754
Business Services – 7.43%
*Administaff	16,630	299,673
*†AMN Healthcare Services	38,430	354,325
*†CRA International	11,820	314,412
Diamond Management & Technology Consultants	12,008	87,058
†DynCorp International Class A	28,270	316,624
†Kforce	26,950	358,974
†Lincoln Educational Services	20,330	453,358
McGrath RentCorp	10,480	250,682
*†Metalico	78,300	429,867
†RiskMetrics Group	21,410	398,868
†TeleTech Holdings	25,200	440,748
†Tetra Tech	15,400	322,168
*†Titan Machinery	20,650	245,942
U.S. Ecology	17,880	266,233
†United Stationers	10,750	613,932
		5,152,864
Capital Goods – 10.79%
*AAON	16,750	352,420
*Acuity Brands	13,020	507,519
Applied Industrial Technologies	19,840	447,194
Barnes Group	23,000	369,380
†Chart Industries	22,740	462,986
†Columbus McKinnon	26,720	384,501
Cooper Tire & Rubber	14,900	261,346
Ducommun	8,900	155,661
*ESCO Technologies	6,600	215,886
†Esterline Technologies	10,700	440,305
*Granite Construction	7,200	198,936
Haynes International	12,500	363,000
†Kadant	17,100	232,218
Koppers Holdings	16,020	445,356
Lufkin Industries	6,890	503,314
†MYR Group/Delaware	14,600	230,826
†Rofin-Sinar Technologies	12,200	249,978
†Tenneco	19,600	395,136
*Triumph Group	8,520	445,937
*†Tutor Perini	18,280	361,396
†Willbros Group	30,470	460,097
		7,483,392
Communication Services – 1.45%
*Alaska Communications Systems Group	43,700	317,262
*†IPG Photonics	18,000	284,760
NTELOS Holdings	23,590	402,917
		1,004,939
Consumer Discretionary – 8.75%
Big 5 Sporting Goods	17,100	261,288
†Citi Trends	15,600	463,944
*†DSW Class A	17,800	479,354
*†G-III Apparel Group	22,900	480,213
*†Gymboree	11,400	495,900
*†Iconix Brand Group	31,700	413,051
*†Jo-Ann Stores	13,150	497,728
Jones Apparel Group	21,900	369,234
*†Jos. A. Bank Clothiers	6,100	272,853
†Perry Ellis International	17,200	336,604
Phillips-Van Heusen	11,910	518,323
†Susser Holdings	42,450	355,731
*Tractor Supply	10,700	585,504
†ULTA Salon Cosmetics & Fragrance	29,500	540,735
		6,070,462
Consumer Services – 4.85%
†AFC Enterprises	38,200	309,420
*†Bally Technologies	13,140	544,127

*†Buffalo Wild Wings	9,620	422,799
*†CEC Entertainment	9,210	322,811
*CKE Restaurants	52,480	596,697
*†Jack in the Box	26,580	561,370
†Shuffle Master	37,000	304,140
†WMS Industries	7,900	299,647
		3,361,011
Consumer Staples – 1.39%
Casey's General Stores	16,600	504,806
J&J Snack Foods	6,400	273,344
Lance	8,450	183,281
		961,431
Energy – 5.19%
*Berry Petroleum Class A	18,000	482,400
†Bristow Group	13,350	483,404
*†Carrizo Oil & Gas	20,500	490,565
†Key Energy Group	47,400	480,636
*Penn Virginia	19,420	491,326
†Pioneer Drilling	41,400	295,596
†Rosetta Resources	22,500	421,425
*†Swift Energy	15,300	455,787
		3,601,139
Financials – 13.55%
American Equity Investment Life Holding	37,000	325,600
Amtrust Financial Services	24,400	345,748
Apollo Investment	49,950	582,416
Ares Capital	34,300	448,301
Aspen Insurance Holdings	9,840	278,078
Assured Guaranty	24,800	523,279
City Holding	13,250	425,193
Dime Community Bancshares	43,100	523,234
First Mercury Financial	23,200	330,136
Flushing Financial	31,700	402,273
Harleysville Group	13,370	448,564
Independent Bank (MA)	14,100	346,578
Max Capital Group	20,650	498,491
optionsXpress Holdings	32,000	505,920
†ProAssurance	8,730	465,484
Prosperity Bancshares	10,700	447,581
Protective Life	18,860	346,270
Provident Financial Services	34,440	377,462
TCF Financial	23,580	340,495
†Texas Capital Bancshares	23,000	387,550
Trustmark	21,900	499,320
Univest Corporation of Pennsylvania	10,000	173,700
Webster Financial	23,300	372,800
		9,394,473
Health Care – 12.80%
†Affymetrix	32,900	240,499
†Align Technology	24,270	439,287
†Alkermes	46,330	530,942
†Catalyst Health Solutions	13,290	500,900
†Celera	52,610	315,134
†Conmed	24,440	534,746
†CryoLife	46,600	328,530
†Eurand	37,050	329,004
*†Human Genome Sciences	9,200	258,980
†Inspire Pharmaceuticals	26,300	162,534
*†Martek Biosciences	15,500	307,365
*†Medivation	4,800	172,848
†Merit Medical Systems	28,190	414,957
†Odyssey HealthCare	23,800	417,214
†Onyx Pharmaceuticals	18,990	527,162
*†OSI Pharmaceuticals	12,760	472,375
*†PharMerica	17,770	304,756
†Prestige Brands Holdings	35,900	288,277
*†Quidel	25,200	329,112
†Regeneron Pharmaceuticals	16,810	411,173
†Res-Care	24,700	225,264
†SonoSite	16,450	487,249
†Sun Healthcare Group	44,450	395,161
*West Pharmaceutical Services	12,510	487,265
		8,880,734
Media – 1.09%
*†Carmike Cinemas	15,600	141,960
*Meredith	7,600	233,472
National CineMedia	23,750	382,138
		757,570
Real Estate – 3.97%
*EastGroup Properties	13,200	473,880
*Entertainment Properties Trust	14,800	565,656
*Home Properties	14,610	669,138
Sovran Self Storage	14,430	457,864
*Tanger Factory Outlet Centers	14,100	587,547
		2,754,085

Technology – 20.20%
American Software Class A	33,600	194,208
*†Amkor Technology	63,800	384,076
*†Anixter International	12,950	540,533
*†Applied Micro Circuits	43,800	391,572
†Arris Group	34,600	357,072
*†Atheros Communications	14,300	513,227
†FARO Technologies	22,390	536,017
iGate	47,880	437,623
†InfoGROUP	43,850	352,116
†Informatica	24,840	633,916
†IXYS	45,600	388,056
*†j2 Global Communications	20,500	444,850
†JDA Software Group	19,350	547,604
*†Knology	25,150	287,968
†Lawson Software	69,750	419,895
†Liquidity Services	20,000	246,000
†Netgear	21,910	555,418
NIC	47,900	357,813
Plantronics	10,300	292,829
†Progress Software	19,350	542,186
*Quality Systems	9,450	540,918
†QuinStreet	14,400	210,240
†Radiant Systems	37,400	417,758
*†RightNow Technologies	19,000	295,640
Sapient	59,040	532,541
*†SAVVIS	23,150	326,184
†Semtech	21,600	342,792
†Smith Micro Software	35,600	311,856
*†SolarWinds	13,780	259,202
*†Synaptics	18,120	483,804
†Tekelec	34,990	578,034
†ValueClick	43,230	410,253
*†ViaSat	16,930	514,672
*†Vocus	25,250	359,308
		14,006,181
Transportation – 1.87%
†Air Methods	8,300	220,863
*†Alaska Air Group	6,200	217,000
†Hawaiian Holdings	37,100	288,638
*†HUB Group	21,170	570,955
		1,297,456
Utilities – 1.35%
Northwestern	15,400	385,770
*Otter Tail	13,170	263,268
UNTIL	13,290	289,058
		938,096
Total Common Stock (cost $63,784,104)		68,212,587

	Principal
	Amount
≠Discount Note – 1.78%
Fedeal Home Loan Bank 0.06% 3/1/10	$1,234,008	1,234,008
Total Discount Note (cost $1,234,008)		1,234,008

Total Value of Securities Before Securities Lending Collateral – 100.13%
(cost $65,018,112)		69,446,595
	Number of
	Shares
Securities Lending Collateral** – 14.91%
Investment Companies
Mellon GSL DBT II Collateral Fund	8,633,944	8,633,944
BNY Mellon SL DBT II Liquidating Fund	1,712,309	1,696,042
†@Mellon GSL Reinvestment Trust II	214,226	9,105
Total Securities Lending Collateral (cost $10,560,479)		10,339,091

Total Value of Securities – 115.04%
(cost $75,578,591)		79,785,686	©
Obligation to Return Securities Lending Collateral** – (15.23%)		(10,560,479)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.19%		128,264
Net Assets Applicable to 7,317,945 Shares Outstanding – 100.00%		$69,353,471

†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
** See Note 3 in “Notes.”
@Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $9,105, which represented 0.01% of the Fund’s net assets. See Note 4 in “Notes."
©Includes $10,276,461 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 28, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$77,810,174
Aggregate unrealized appreciation	$8,187,775
Aggregate unrealized depreciation	(6,212,263)
Net unrealized appreciation	$1,975,512

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $24,396,717 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire follows: $14,747,189 expires in 2016 and $9,649,528 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$68,212,587	$-	$-	$68,212,587
Short-Term	-	1,234,008	-	1,234,008
Securities Lending Collateral	8,633,944	1,696,042	9,105	10,339,091
Total	$76,846,532	$2,930,050	$9,105	$79,785,686

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/09	$9,105
Net change in unrealized
appreciation/depreciation	-
Balance as of 2/28/10	$9,105

Net change in unrealized
appreciation/depreciation from
investments still held as of 2/28/10	$-

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2010, the value of securities on loan was $10,276,461, for which cash collateral was received and invested in accordance with the Lending Agreement. At February 28, 2010, the value of invested collateral was $10,339,091. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2010. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of February 28, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP) and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

6. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 26, 2010, the date of issuance of the Fund’s schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Value Fund

February 28, 2010

	Number of
	Shares	Value
Common Stock – 99.73%
Basic Industry – 11.95%
Albemarle	181,700	$6,811,933
†Crown Holdings	273,900	7,482,948
Cytec Industries	167,400	7,142,958
FMC	131,100	7,494,987
Glatfelter	135,000	1,822,500
Kaiser Aluminum	52,800	1,762,992
†Thompson Creek Metals	273,000	3,753,750
Valspar	173,300	4,741,488
		41,013,556
Business Services – 2.90%
Brink's	101,500	2,586,220
*Owens & Minor	70,000	3,125,500
†United Stationers	52,359	2,990,222
Viad	64,600	1,234,506
		9,936,448
Capital Spending – 9.66%
*Actuant Class A	225,000	4,074,750
†Altra Holdings	116,800	1,349,040
†Chicago Bridge & Iron	180,700	3,919,383
Gardner Denver	126,300	5,507,943
Insteel Industries	161,400	1,638,210
Mueller Water Products Class A	371,788	1,721,378
*Regal Beloit	87,400	4,931,108
*Wabtec	57,000	2,173,980
*Walter Energy	99,700	7,833,429
		33,149,221
Consumer Cyclical – 2.08%
*†Autoliv	46,700	2,083,287
*MDC Holdings	147,300	5,040,606
		7,123,893
Consumer Services – 13.20%
bebe Stores	152,700	1,287,261
Brinker International	123,900	2,243,829
Cato Class A	174,700	3,424,120
*†CEC Entertainment	99,900	3,501,495
†Children's Place Retail Stores	78,000	2,980,380
†Collective Brands	99,500	2,248,700
Finish Line Class A	138,400	1,673,256
†Genesco	120,400	2,881,172
*†Jack in the Box	146,700	3,098,304
Men's Wearhouse	124,600	2,661,456
*Meredith	118,200	3,631,104
*†Movado Group	168,200	2,152,960
PETsMART	126,800	3,451,496
Phillips-Van Heusen	56,700	2,467,584
Stage Stores	195,700	2,602,810
†Warnaco Group	65,700	2,742,318
Wolverine World Wide	81,550	2,248,334
		45,296,579
Consumer Staples – 3.65%
Del Monte Foods	549,700	6,442,484
Herbalife	106,200	4,253,310
Schweitzer-Mauduit International	39,800	1,826,820
		12,522,614
Energy – 8.21%
†Encore Acquisition	33,500	1,659,255
*†Forest Oil	130,700	3,541,970
†Newfield Exploration	165,600	8,457,192

Southwest Gas	186,400	5,327,312
*†Whiting Petroleum	122,600	9,176,624
		28,162,353
Financial Services – 21.52%
Bank of Hawaii	126,100	5,322,681
Berkley (W.R.)	101,900	2,622,906
Boston Private Financial Holdings	304,900	2,088,565
Community Bank System	135,000	3,025,350
CVB Financial	138,000	1,283,400
East West Bancorp	76,900	1,347,288
@=†East West Bancorp	109,600	1,920,192
First Financial Bancorp	163,100	3,027,136
First Midwest Bancorp	161,700	2,197,503
Hancock Holding	134,900	5,439,168
Harleysville Group	159,400	5,347,870
Independent Bank	167,600	4,119,608
Infinity Property & Casualty	131,500	5,358,625
NBT Bancorp	229,900	4,883,076
Platinum Underwriters Holdings	223,300	8,349,188
S&T Bancorp	76,300	1,352,799
Selective Insurance Group	343,000	5,560,030
*StanCorp Financial Group	54,500	2,342,410
Sterling Bancshares	569,100	2,686,152
Univest Corporation of Pennsylvania	30,100	522,837
Validus Holdings	132,384	3,705,428
Wesbanco	88,700	1,343,805
		73,846,017
Health Care – 3.54%
†Alliance HealthCare Services	179,100	893,709
*Cooper	77,800	3,116,668
Service Corporation International	575,400	4,637,724
Universal Health Services Class B	113,200	3,511,464
		12,159,565
Real Estate – 3.80%
Brandywine Realty Trust	252,937	2,835,424
Education Realty Trust	203,400	1,108,530
*Government Properties Income Trust	89,800	2,114,790
Highwoods Properties	111,300	3,233,265
Washington Real Estate Investment Trust	134,100	3,736,026
		13,028,035
Technology – 13.69%
†Brocade Communications Systems	282,100	1,641,822
†Checkpoint Systems	166,600	3,435,292
†Cirrus Logic	703,700	5,024,418
†Compuware	399,600	2,993,004
†Electronics for Imaging	152,300	1,806,278
*†ON Semiconductor	287,000	2,284,520
*†Parametric Technology	302,500	5,266,525
†Premiere Global Services	291,850	2,194,712
*QAD	218,000	1,196,820
*†Sybase	142,700	6,334,453
†Synopsys	291,500	6,383,850
*†Tech Data	80,800	3,461,472
†Vishay Intertechnology	483,000	4,950,750
		46,973,916
Transportation – 2.98%
*Alexander & Baldwin	168,700	5,428,766
*†Kirby	101,100	3,337,311
†Saia	113,800	1,440,708
		10,206,785
Utilities – 2.55%
*Black Hills	75,200	2,095,824
†El Paso Electric	259,000	5,211,080
*Otter Tail	72,500	1,449,275
		8,756,179
Total Common Stock (cost $297,689,397)		342,175,161

Convertible Preferred Stock – 1.07%
@=East West Bancorp Series PIK 10.00% exercise price $17.42, expiration date 12/31/49	1,892	3,666,797
Total Convertible Preferred Stock (cost $1,892,000)		3,666,797

	Principal
	Amount
≠Discount Note – 0.33%
Federal Home Loan Bank 0.06% 3/1/10	$1,127,007	1,127,007
Total Discount Note (cost $1,127,007)		1,127,007

Total Value of Securities Before Securities Lending Collateral – 101.13%
(cost $300,708,404)		346,968,965
	Number of
	Shares
Securities Lending Collateral** – 14.61%
Investment Companies
Mellon GSL DBT II Collateral Fund	45,084,563	45,084,563
BNY Mellon SL DBT II Liquidating Fund	5,068,008	5,019,862
@†Mellon GSL Reinvestment Trust II	392,139	16,666
Total Securities Lending Collateral (cost $50,544,710)		50,121,091

Total Value of Securities – 115.74%
(cost $351,253,114)		397,090,056 ©
Obligation to Return Securities Lending Collateral** – (14.73%)		(50,544,710)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.01%)		(3,459,063)
Net Assets Applicable to 11,610,401 Shares Outstanding – 100.00%		$343,086,283

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $5,603,655, which represented 1.63% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At February 28, 2010, the aggregate amount of fair valued securities was $5,586,989, which represented 1.63% of the Fund’s net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $49,353,395 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V – Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 28, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$351,362,227
Aggregate unrealized appreciation	$84,995,321
Aggregate unrealized depreciation	(39,267,492)
Net unrealized appreciation	$45,727,829

For federal income tax purposes, at November 30, 2009, capital loss carryforwards of $14,615,712 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $297,876 expires in 2016 and $14,317,836 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$340,254,969	$-	$1,920,192	$342,175,161
Convertible Preferred Stock	-	-	3,666,797	3,666,797
Short-Term	-	1,127,007	-	1,127,007
Securities Lending Collateral	45,084,563	5,019,862	16,666	50,121,091
Total	$385,339,532	$6,146,869	$5,603,655	$397,090,056

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common	Convertible	Lending	Total
	Stock	Preferred Stock	Collateral	Fund
Balance as of 11/30/09	$1,599,064	$3,053,572	$16,666	$4,669,302
Net change in unrealized
appreciation/depreciation	321,128	613,225	-	934,353
Balance as of 2/28/10	$1,920,192	$3,666,797	$16,666	$5,603,655

Net change in unrealized
appreciation/depreciation from
investments still held as of 2/28/10	$321,128	$613,225	$-	$934,353

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund's assets mature or are sold. Both the Collective Trust and the Liquidating Trust seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2010, the value of securities on loan was $49,353,395, for which cash collateral was received and invested in accordance with the Lending Agreement. At February 28, 2010, the value of invested collateral was $50,121,091. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of February 28, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 7, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

6. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 26, 2010, the date of issuance of the Fund's schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: